EARNINGS (LOSS) PER SHARE (EPS) - Basic (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic numerator
Net income	R$ 15,494,111	R$ 2,365,763	R$ 1,203,736
Basic denominator
Earnings per share (in R$) - Basic	R$ 9.09	R$ 1.39	R$ 0.71
Common shares
Basic numerator
Net income	R$ 5,198,011	R$ 795,617	R$ 405,607
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	571,929,945	571,929,945	571,929,945
Earnings per share (in R$) - Basic	R$ 9.09	R$ 1.39	R$ 0.71
Preferred shares
Basic numerator
Net income	R$ 10,296,100	R$ 1,570,146	R$ 798,129
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	1,132,865,567	1,128,700,478	1,125,408,180
Earnings per share (in R$) - Basic	R$ 9.09	R$ 1.39	R$ 0.71